Fair value of financial instruments (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 199,337	£ 399,189	[1]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 199,337	399,189	[2]
Brokered certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement	Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement	The carrying value of these issued certificates of deposit that are designated under the IAS 39 fair value option includes this third party credit enhancement.
Deposits at amortised cost	£ 4,797	4,070
Recurring fair value measurement [member] | Commodity derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period		(950)
Recurring fair value measurement [member] | Derivatives [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		1,023
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period		(950)
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(451)	(391)
Exit price adjustments derived from market bid-offer spreads [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(60)
Fair value adjustments	451
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(47)	(45)
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(2)
Fair value adjustments	47
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member] | Scaling factor [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	141	138
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(125)	(103)
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(22)
Fair value adjustments	125
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member] | Recovery assumptions in CDS levels [member]
Disclosure of detailed information about financial instruments [line items]
Potential increase (decrease) in fair value adjustments of derivatives	50	50
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	237	131
Derivative debit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(106)
Fair value adjustments	237
Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	598	763
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 737	984
Goverment bonds [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		£ 3,807
Education, Social Housing, and Local Authority Porfolio [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range	99.00%
Education, Social Housing, and Local Authority Porfolio [member] | Min [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	0.30%	0.30%
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	1.96%	5.96%
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Majority of loan spreads [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	2.00%	2.00%
Financial instruments at fair value, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 141	£ 109
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	(32)
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	65	34
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	18	104
Financial instruments at fair value, category [member] | Level 3 of fair value hierarchy [member] | Barclays Bank UK PLC [member]
Disclosure of detailed information about financial instruments [line items]
Transfer out, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	15	0
Financial instruments at amortised cost, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	31	253
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	222
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	2	119
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	2	22
Financial instruments at amortised cost, category [member] | Level 3 of fair value hierarchy [member] | Barclays Bank UK PLC [member]
Disclosure of detailed information about financial instruments [line items]
Transfer out, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 222	£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.